Post-Employment Obligations - Schedule of Changes in Net Liabilities (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance		R$ 5,693	R$ 6,205	R$ 6,843
Expense recognized in Statement of income		668	670	501
Contributions paid		(536)	(482)	(422)
Actuarial gains (losses)		(352)	(696)	(302)
Past service cost		(56)	(4)	(415)
Net liabilities, Ending balance		5,417	5,693	6,205
Current liabilities		329	388
Non-currentliabilities		5,088	5,304
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance		2,318	2,670	2,909
Expense recognized in Statement of income		280	285	200
Contributions paid		(313)	(272)	(236)
Actuarial gains (losses)		72	(361)	(203)
Past service cost			(4)
Net liabilities, Ending balance		2,357	2,318	2,670
Health plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance		3,314	3,469	3,319
Expense recognized in Statement of income		381	378	253
Contributions paid		(218)	(206)	(173)
Actuarial gains (losses)	$ 268	(415)	(327)	70
Past service cost		(55)
Net liabilities, Ending balance		3,007	3,314	3,469
Dental plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance		61	66	64
Expense recognized in Statement of income		7	7	6
Contributions paid		(5)	(4)	(3)
Actuarial gains (losses)	$ 5	(9)	(8)	(1)
Past service cost		(1)
Net liabilities, Ending balance		53	61	66
Life Insurance [Member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance				551
Expense recognized in Statement of income				42
Contributions paid				(10)
Actuarial gains (losses)				(168)
Past service cost				(415)
Net liabilities, Ending balance
Current liabilities		329
Non-currentliabilities		R$ 5,088